Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Defined benefit pension plan funded

The following table sets forth the defined benefit pension plan’s funded status as of December 31, 2016 and 2015 and amounts recognized in the Company’s consolidated financial statements for the years ended December 31, 2016, 2015 and 2014:

(In thousands)	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of period	$6,176	$7,025
Service cost	100	100
Interest cost	221	232
Actuarial loss (gain)	233	(200)
Administrative expenses paid	(59)	(45)
Benefits paid	(79)	(70)
Settlements	(807)	(866)

Benefit obligation at end of year	5,785	6,176

Change in plan assets:
Fair value of plan assets at beginning of period	4,464	5,402
Return on plan assets	240	43
Employer contributions	930	—
Administrative expenses paid	(59)	(45)
Benefits paid	(79)	(70)
Settlements	(807)	(866)

Fair value of plan assets at end of year	4,689	4,464

Funded status	$(1,096)	$(1,712)

(In thousands)	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$100	$100	$100
Interest cost	221	232	268
Expected return on plan assets	(234)	(278)	(305)
Net loss amortization	53	61	—
Cost of settlements	156	155	142

Net periodic benefit cost	$296	$270	$205

Amount recognized in accumulated other comprehensive income:
Amortization of net actuarial loss	$53	$61	$—
Net actuarial loss	(226)	(35)	(810)
Adjustment for settlement	(156)	(155)	(142)

	(17)	181	(668)
Tax effect	4	(69)	245

Net	$(13)	$112	$(423)

determine benefit obligations and net periodic pension cost

Weighted average assumptions used to determine benefit obligations and net periodic pension cost at December 31:

	2016	2015	2014
Discount rate	3.52%	3.76%	3.50%
Compensation increase rate	N/A	N/A	N/A
Census date	1/1/2017	1/1/2016	1/1/2015
Expected return on plan assets	5.50%	5.50%	5.50%

Schedule of Defined Benefit Pension Plan Fair Values and Weighted-Average Asset Allocations by Asset Category

The Company’s defined benefit pension plan fair values and weighted-average asset allocations at December 31, 2016 and 2015, by asset category, were as follows:

	2016		2015
(In thousands)	Fair Value of Plan Assets	Asset Allocations	Fair Value of Plan Assets	Asset Allocations
Asset Category:
Equity securities	$1,912	41%	$1,849	41%
Fixed income securities	2,594	55%	2,165	49%
Other securities	183	4%	440	10%
Cash and cash equivalents	—	—	10	—

Total	$4,689	100%	$4,464	100%

Other Pension Plan [Member]
Schedule of Expected Benefit Payments	Projected benefit payments under these plans are anticipated to be paid as follows:

Year	Amount (In thousands)
2017	$164
2018	172
2019	376
2020	376
2021	384
2022-2026	2,290

Total	$3,762

Pension Plan [Member]
Schedule of Expected Benefit Payments

Retiree benefit payments, which reflect expected future service, are anticipated to be paid as follows:

Year	Amount (In thousands)
2017	$820
2018	490
2019	456
2020	594
2021	907
2022-2026	1,826

Total	$5,093